FAIR VALUE OF FINANCIAL INSTRUMENTS - Netting of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Accounts receivable and other [Member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of financial instruments before netting	$ 4,638	$ 4,814
Gross amounts of financial instruments set-off in Consolidated Balance Sheets	(889)	(2,469)
Net amount of financial instruments in Consolidated Balance Sheets	3,749	2,345
Accounts payable and other
Disclosure of offsetting of financial assets [line items]
Gross amounts of financial instruments before netting	4,703	5,037
Gross amounts of financial instruments set-off in Consolidated Balance Sheets	(861)	(2,452)
Net amount of financial instruments in Consolidated Balance Sheets	$ 3,842	$ 2,585